Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	amended
Entity Registrant Name	COEPTIS THERAPEUTICS, INC.
Entity Central Index Key	0001819663
Entity Tax Identification Number	83-4284557
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	105 Bradford Rd.
Entity Address, Address Line Two	Suite 420
Entity Address, City or Town	Wexford
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15090
City Area Code	(724)
Local Phone Number	934-6467
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false